Income Taxes - Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance, beginning of year	$ 21,234	$ 19,617
Increases for tax positions taken during the current period	2,935	1,137
Increases for interest and penalty charges	574	913
Decreases for tax settlements and lapse in statutes	(2,559)	(433)
Balance, end of year	$ 22,184	$ 21,234